Meridian Hedged Equity Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Shares	Value
Common Stocks - 134.0%
Communication Services - 14.7%
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	5,892	$190,960
Entertainment - 6.5%
Liberty Media Corp.-Liberty Live Class A1	3,237	103,325
Liberty Media Corp.-Liberty Live Class C1	199	6,388
Live Nation Entertainment, Inc.[1,2]	26,300	2,183,952
Madison Square Garden Entertainment Corp.[1]	4,977	163,793
Sphere Entertainment Co.[1]	4,977	184,945
Walt Disney Co. (The)[1]	3,546	287,403
		2,929,806
Interactive Media & Services - 5.2%
Alphabet, Inc. Class C1,2	12,100	1,595,385
IAC, Inc.[1]	4,170	210,126
Pinterest, Inc. Class A1,2	20,000	540,600
		2,346,111
Media - 2.6%
Boston Omaha Corp. Class A1	9,662	158,360
Liberty Broadband Corp. Class C1	7,553	689,740
Liberty Media Corp.-Liberty SiriusXM Class A1	12,951	329,603
Liberty Media Corp.-Liberty SiriusXM[1]	799	20,343
		1,198,046
Total Communication Services		6,664,923
Consumer Discretionary - 29.3%
Automobiles - 12.4%
Rivian Automotive, Inc. Class A1,2	232,370	5,641,944
Broadline Retail - 2.1%
Amazon.com, Inc.[1]	7,494	952,637
Distributors - 2.3%
Pool Corp.[2]	2,900	1,032,690
Hotels, Restaurants & Leisure - 4.2%
Airbnb, Inc. Class A1,2	13,800	1,893,498
Specialty Retail - 5.0%
Advance Auto Parts, Inc.	1,717	96,032
Home Depot, Inc. (The)	1,148	346,880
Lowe's Cos., Inc.	1,853	385,127
Sally Beauty Holdings, Inc.[1,2]	170,000	1,424,600
		2,252,639
Textiles, Apparel & Luxury Goods - 3.3%
Levi Strauss & Co. Class A2	89,000	1,208,620
	Shares	Value
NIKE, Inc. Class B	3,025	$289,250
		1,497,870
Total Consumer Discretionary		13,271,278
Consumer Staples - 18.8%
Consumer Staples Distribution & Retail - 1.5%
Costco Wholesale Corp.	773	436,714
Target Corp.	2,234	247,014
		683,728
Food Products - 12.8%
Dole Plc	32,645	378,029
Lamb Weston Holdings, Inc.[2]	58,500	5,408,910
		5,786,939
Personal Care Products - 4.5%
Coty, Inc. Class A1,2	158,000	1,733,260
Kenvue, Inc.	15,412	309,473
		2,042,733
Total Consumer Staples		8,513,400
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Granite Ridge Resources, Inc.	1,081	6,594
Total Energy		6,594
Financials - 14.4%
Banks - 5.1%
Bank of America Corp.[2]	23,900	654,382
JPMorgan Chase & Co.	4,000	580,080
U.S. Bancorp	17,777	587,708
Wells Fargo & Co.[2]	11,700	478,062
		2,300,232
Capital Markets - 5.7%
Blue Owl Capital, Inc.[2]	72,000	933,120
Charles Schwab Corp. (The)[2]	12,200	669,780
Intercontinental Exchange, Inc.	6,664	733,173
S&P Global, Inc.	690	252,133
		2,588,206
Financial Services - 3.6%
PayPal Holdings, Inc.[1,2]	12,460	728,412
Visa, Inc. Class A	3,911	899,569
		1,627,981
Total Financials		6,516,419
Health Care - 8.0%
Health Care Equipment & Supplies - 4.9%
Align Technology, Inc.[1,2]	7,300	2,228,836
Health Care Providers & Services - 2.3%
Laboratory Corp. of America Holdings[2]	5,100	1,025,355

Meridian Funds	1	www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund
Schedule of Investments (continued)
September 30, 2023 (Unaudited)
	Shares	Value
Life Sciences Tools & Services - 0.3%
Fortrea Holdings, Inc.[1]	5,100	$145,809
Pharmaceuticals - 0.5%
Johnson & Johnson	1,363	212,287
Total Health Care		3,612,287
Industrials - 7.0%
Aerospace & Defense - 0.5%
Boeing Co. (The)[1]	1,195	229,057
Commercial Services & Supplies - 4.1%
ACV Auctions, Inc. Class A1	26,594	403,697
GFL Environmental, Inc. (Canada)	17,526	556,626
RB Global, Inc. (Canada)[2]	14,500	906,250
		1,866,573
Construction & Engineering - 1.0%
WillScot Mobile Mini Holdings Corp.[1,2]	10,700	445,013
Professional Services - 1.4%
Alight, Inc. Class A1	27,247	193,181
CACI International, Inc. Class A1	840	263,701
Dun & Bradstreet Holdings, Inc.	17,376	173,587
		630,469
Total Industrials		3,171,112
Information Technology - 28.9%
IT Services - 1.3%
Twilio, Inc. Class A1,2	9,700	567,741
Semiconductors & Semiconductor Equipment - 10.2%
Allegro MicroSystems, Inc. (Japan)[1]	6,690	213,679
GLOBALFOUNDRIES, Inc.[1,3]	4,200	244,398
Micron Technology, Inc.[2]	12,100	823,163
NVIDIA Corp.[2]	5,953	2,589,495
QUALCOMM, Inc.[2]	6,800	755,208
		4,625,943
Software - 15.4%
Alkami Technology, Inc.[1]	15,037	273,974
Microsoft Corp.	3,849	1,215,322
Salesforce, Inc.[1,2]	3,229	654,777
ServiceNow, Inc.[1,2]	2,500	1,397,400
Splunk, Inc.[1,2]	11,800	1,725,750
Zoom Video Communications, Inc. Class A1,2	24,300	1,699,542
		6,966,765
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	5,388	922,479
Total Information Technology		13,082,928
	Shares	Value
Materials - 2.3%
Chemicals - 2.3%
Huntsman Corp.[2]	43,000	$1,049,200
Total Materials		1,049,200
Real Estate - 8.1%
Office REITs - 0.6%
Alexandria Real Estate Equities, Inc.	2,549	255,155
Real Estate Management & Development - 5.7%
DigitalBridge Group, Inc.[2]	146,000	2,566,680
Specialized REITs - 1.8%
American Tower Corp.	1,721	283,018
Equinix, Inc.	772	560,673
		843,691
Total Real Estate		3,665,526
Utilities - 2.5%
Independent Power & Renewable Electricity Producers - 2.5%
Vistra Corp.[3]	33,609	1,115,147
Total Utilities		1,115,147
Total Common Stocks - 134.0% (Cost $54,723,778)		60,668,814
	Shares/ Principal Amount
Short-Term Investments - 10.3%
Money Market Funds - 9.8%
Goldman Sachs Financial Square Government Fund, Institutional Class, 5.23% (Cost $4,432,944)	4,432,944	4,432,944
Repurchase Agreements - 0.5%[4]
National Bank Financial, Inc., dated 9/29/23, due 10/2/23, 5.34% total to be received $250,111 (collateralized by various U.S. Treasury Obligations, 0.00% - 4.75%, 10/2/23, totaling $255,000)	$250,000	250,000

Meridian Funds	2	www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund
Schedule of Investments (continued)
September 30, 2023 (Unaudited)
	Shares/ Principal Amount	Value
RBC Dominion Securities, Inc., dated 9/29/23, due 10/2/23, 5.30% total to be received $3,195 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 7.00%, 10/5/23 - 9/1/53, totaling $3,258)	$3,194	$3,194
Total Repurchase Agreements (Cost $253,194)		253,194
Total Short-Term Investments - 10.3% (Cost $4,686,138)		4,686,138
Total Investments - 144.3% (Cost $59,409,916)		65,354,952
Liabilities in Excess of Other Assets - (44.3)%		(20,075,390)
Net Assets - 100.0%		$45,279,562
Value
Call Options Written - (43.3)%
Total Call Options Written - (43.3)% (Premium received $(16,536,354))	$(19,602,085)

Plc—Public Limited Company
[1]	Non-income producing securities.
[2]	Securities, or a portion thereof, were pledged as collateral for written options by the fund.
[3]	All or portion of this security is on loan at September 30, 2023. Total value of such securities at period-end amounts to
$1,176,246 and represents 2.60% of net assets. Securities loaned with a value of $766,711 are pending settlement as of September 30, 2023.
[4]	Cash collateral received from brokers for securities lending was invested in short-term investments.

Meridian Funds	3	www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund
Schedule of Investments (continued)
September 30, 2023 (Unaudited)
Exchange-Traded Options Written
Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium Received	Value
Call
DigitalBridge Group, Inc.	10.00	10/20/23	1,460	$2,566,680	$(627,290)	$(1,168,000)
WillScot Mobile Mini Holdings Corp.	35.00	10/20/23	107	445,013	(127,297)	(85,600)
Pool Corp.	270.00	12/15/23	29	1,032,690	(300,894)	(275,500)
RB Global, Inc. (Canada)	48.92	12/15/23	145	906,250	(190,653)	(239,250)
Airbnb, Inc. Class A	65.00	1/19/24	98	1,344,658	(515,960)	(730,100)
Align Technology, Inc.	120.00	1/19/24	73	2,228,836	(733,917)	(1,404,520)
Bank of America Corp.	25.00	1/19/24	239	654,382	(228,501)	(85,323)
Blue Owl Capital, Inc.	7.50	1/19/24	720	933,120	(225,431)	(410,400)
Coty, Inc. Class A	7.00	1/19/24	1,580	1,733,260	(764,267)	(663,600)
Huntsman Corp.	25.00	1/19/24	430	1,049,200	(344,784)	(64,500)
Laboratory Corp. of America Holdings	210.00	1/19/24	51	1,025,355	(266,264)	(147,900)
Lamb Weston Holdings, Inc.	45.00	1/19/24	585	5,408,910	(994,441)	(2,954,250)
Levi Strauss & Co. Class A	20.00	1/19/24	890	1,208,620	(612,832)	(8,900)
Live Nation Entertainment, Inc.	50.00	1/19/24	263	2,183,952	(865,997)	(909,980)
PayPal Holdings, Inc.	60.00	1/19/24	93	543,678	(241,378)	(44,175)
Pinterest, Inc. Class A	10.00	1/19/24	200	540,600	(190,320)	(345,000)
QUALCOMM, Inc.	125.00	1/19/24	68	755,208	(166,543)	(22,032)
Salesforce, Inc.	110.00	1/19/24	15	304,170	(74,987)	(144,825)
Sally Beauty Holdings, Inc.	12.50	1/19/24	1,700	1,424,600	(1,342,714)	(25,500)
ServiceNow, Inc.	300.00	1/19/24	9	503,064	(163,866)	(241,830)
Splunk, Inc.	90.00	1/19/24	118	1,725,750	(440,686)	(695,610)
Twilio, Inc. Class A	70.00	1/19/24	97	567,741	(485,616)	(27,645)
Zoom Video Communications, Inc. Class A	70.00	1/19/24	243	1,699,542	(1,253,662)	(178,605)
Airbnb, Inc. Class A	70.00	6/21/24	40	548,840	(194,781)	(287,400)
Alphabet, Inc. Class C	68.00	6/21/24	58	764,730	(182,094)	(402,810)
Charles Schwab Corp. (The)	27.50	6/21/24	122	669,780	(406,057)	(348,310)
Micron Technology, Inc.	45.00	6/21/24	59	401,377	(143,765)	(153,105)
NVIDIA Corp.	125.00	6/21/24	26	1,130,974	(153,216)	(833,820)
Rivian Automotive, Inc. Class A	5.00	6/21/24	2,282	5,540,696	(3,261,407)	(4,495,540)
Alphabet, Inc. Class C	70.00	1/17/25	63	830,655	(203,645)	(422,100)
Micron Technology, Inc.	45.00	1/17/25	62	421,786	(163,377)	(174,840)
Salesforce, Inc.	110.00	1/17/25	17	344,726	(99,945)	(177,055)
ServiceNow, Inc.	300.00	1/17/25	16	894,336	(251,749)	(468,960)
Wells Fargo & Co.	32.50	1/17/25	116	473,976	(150,707)	(130,500)
NVIDIA Corp.	135.00	6/20/25	26	1,130,974	(167,311)	(834,600)
				Total	$(16,536,354)	$(19,602,085)

Meridian Funds	4	www.arrowmarkpartners.com/meridian/